Defined benefit plans (Detail 7)	Dec. 31, 2023	Dec. 31, 2022
Swiss defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.48%	2.34%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	2.48%	3.39%
UK defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	4.79%	5.02%
Rate of pension increase	3.00%	3.08%
Rate of interest credit on retirement savings	0.00%	0.00%
US defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	4.72%	4.92%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	6.28%	5.73%
German defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	3.28%	3.81%
Rate of pension increase	2.10%	2.20%
Rate of interest credit on retirement savings	0.00%	0.00%